Geographic information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Segment Reporting Information [Line Items]
Net Revenue	$ 1,331,587	[1]	$ 2,135,587	[1]	$ 1,793,116
PUERTO RICO
Segment Reporting Information [Line Items]
Net Revenue	1,024,416	[1]	1,838,657	[1]	1,492,796
UNITED STATES
Segment Reporting Information [Line Items]
Net Revenue	223,264	[1]	218,295	[1]	202,177
Other [Member]
Segment Reporting Information [Line Items]
Net Revenue	$ 83,907	[1]	$ 78,635	[1]	$ 98,143

[1]	Total revenues include net interest income (expense), service charges on deposit accounts, other service fees, mortgage banking activities, net gain (loss) and valuation adjustments on investment securities, trading account (loss) profit, net (loss) gain on sale of loans and valuation adjustments on loans held-for-sale, adjustments to indemnity reserves on loans sold, FDIC loss share (expense) income and other operating income.